Other financial assets (Tables)	12 Months Ended
Mar. 31, 2019
Text block [abstract]
Summary of Components of Other Financial Assets

The components of other financial assets as of March 31, 2018 and 2019 were as follows:

	(Millions of yen)

	As of March 31
	2018	2019
Current:
Financial assets measured at amortized cost:
Time deposits with original maturities of over three months	763	3,759
Loan receivables	530	346
Financial assets measured at fair value through profit or loss:
Derivative assets	680	34

Total	1,973	4,139

Non-current:
Financial assets measured at amortized cost:
Delinquent receivables	2,735	807
Loan receivables	256	231
Deposits	1,182	1,372
Loss allowances	(2,722)	(842)
Financial assets measured at fair value through other comprehensive income:
Equity securities	52,881	55,736

Total	54,332	57,304

Summary of Financial Assets Measured at Fair Value Through Other Comprehensive Income

The fair values of major financial assets measured at fair value through other comprehensive income which are all “Equity securities” within “Other financial assets” above, as of March 31, 2018 and 2019 were as follows:

		(Millions of yen)

		As of March 31
Investees	Fair value hierarchy*	2018	2019
Neusoft Corporation	Level 1	24,208	23,825
Dalian Neusoft Holdings Co., Ltd.	Level 3	9,286	16,206
Honda Motor Co., Ltd.	Level 1	13,183	10,788

*	Fair value hierarchy is explained in Note 2 (2) “Basis of measurement” and Note 29 (7) “Fair value hierarchy of financial instruments.”

Summary of Derecognition of Financial Assets Measured at Fair Value Through Other Comprehensive Income

Financial assets measured at fair value through other comprehensive income which were disposed of during the years ended March 31, 2017, 2018 and 2019 were as follows:

(Millions of yen)

For the year ended March 31
2017			2018			2019
Fair value as of the date of sale	Accumulated losses recognized in equity as other components of equity*	Dividend income	Fair value as of the date of sale	Accumulated gains recognized in equity as other components of equity*	Dividend income	Fair value as of the date of sale	Accumulated gains recognized in equity as other components of equity*	Dividend income
12,514	393	48	1	1	0	877	554	10

*

Accumulated gains or losses recognized in equity as other components of equity are reclassified to retained earnings when financial assets measured at fair value through other comprehensive income are sold.